Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 19, 2016
Registrant Name	ANCHOR SERIES TRUST
Central Index Key	0000726735
Amendment Flag	false
Document Creation Date	Aug. 19, 2016
Document Effective Date	Aug. 19, 2016
Prospectus Date	Aug. 19, 2016